MANAGEMENT OF FINANCIAL RISK - SENIOR SECURED NOTES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
FAIR VALUE	$ (127,707)
Total indebtedness	616,811
Market risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
FAIR VALUE	127,700	$ 39,900
Interest rate risk [member] | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
FAIR VALUE	$ (127,707)